UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--31.2%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank
6/1/06	4.79	275,000,000 a	274,999,997
10/6/06	4.79	125,000,000 a	124,983,955
Federal Home Loan Bank System
5/1/06	4.71	82,901,000	82,901,000
5/2/06	4.70	24,943,000	24,939,744
5/8/06	4.71	100,000,000	99,908,611
6/21/06	4.80	208,500,000	207,099,922
Federal Home Loan Mortgage Corp.
10/24/06	5.05	100,000,000	97,589,778
11/1/06	5.07	100,000,000	97,475,111
Federal National Mortgage Association
6/21/06	4.80	249,000,000	247,327,965
Total U.S. Government Agencies
(cost $1,257,226,083)			1,257,226,083

Repurchase Agreements--73.8%

ABN AMRO Bank N.V.
dated 4/28/2006, due 5/1/2006 in the amount of
$500,195,417 (fully collateralized by $331,181,000
U.S. Treasury Bonds, 4.50%-10.375%, due
11/15/2012-2/15/2036, value $375,222,284 and
$138,373,000 U.S. Treasury Notes, 2.625%-5.75%, due
5/15/2008-8/15/2010, value $134,778,104)	4.69	500,000,000	500,000,000
Banc of America Securities LLC
dated 4/28/2006, due 5/1/2006 in the amount of
$500,195,417 (fully collateralized by $518,880,000
U.S. Treasury Notes, 2%-3.625%, due
5/15/2006-12/15/2009, value $510,000,659)	4.69	500,000,000	500,000,000
Barclays Financial LLC
dated 4/28/2006, due 5/1/2006 in the amount of
$190,072,833 (fully collateralized by $41,410,000
Federal Home Loan Bank, Bonds, 3.875%, due 2/15/2008,
value $40,803,660, $19,452,000 Federal National
Mortgage Association, Notes, 5%, due 2/27/2008, value
$19,519,542 and $135,682,000 Federal Home Loan
Mortgage Corp., Notes, 0%, due 7/25/2006-12/27/2006,
value $133,480,540)	4.60	190,000,000	190,000,000
Citigroup Global Markets Holdings Inc.
dated 4/28/2006, due 5/1/2006 in the amount of
$500,198,333 (fully collateralized by $62,111,000
Federal Home Loan Mortgage Corp., Bonds, 0.00%-6.75%,
due 9/15/2015-9/15/2029, value $71,615,095,
$183,787,000 Federal Home Loan Mortgage Corp., Notes,
0.00%-4.90%, due 9/15/2006-9/15/2021, value
$178,594,485, $207,795,000 Federal National Mortgage
Association, Notes, 5.60%-5.67%, due
3/29/2011-4/26/2011, value $207,573,521, $41,359,000
Tennessee Valley Authority, Bonds, 0.00%-7.125%, due
5/1/2006-1/15/2038, value $36,433,277, and

$18,003,000 Tennessee Valley Authority, Notes,
0.00%-4.75%, due 10/15/2007-4/15/2042, value
$15,784,346)	4.76	500,000,000	500,000,000
Goldman, Sachs & Co.
dated 4/28/2006, due 5/1/2006 in the amount of
$178,069,717 (fully collateralized by $75,000,000
Federal Home Loan Bank System, Bonds, 3.07%-5.02%,
due 4/27/2007-10/18/2010, value $73,491,000,
$69,547,000 Federal Home Loan Mortgage Corp., Notes,
3%-5.33%, due 1/23/2008-9/3/2013, value $67,034,574,
$14,688,000 Federal National Mortgage Association,
Bonds, 6.25%, due 5/15/2029, value $16,356,713, and
$25,777,000 Federal National Mortgage Association,
Notes, 2.50%, due 6/15/2008, value $24,677,897)	4.70	178,000,000	178,000,000
J.P. Morgan Chase & Co.
dated 4/28/2006, due 5/1/2006 in the amount of
$500,194,167 (fully collateralized by $380,786,000
U.S. Treasury Bills, due 5/4/2006, value $380,782,192
and $125,000,000 U.S. Treasury Notes, 3.47%, due
5/15/2006, value $129,218,750)	4.66	500,000,000	500,000,000
Morgan Stanley
dated 4/28/2006, due 5/1/2006 in the amount of
$400,156,000 (fully collateralized by $927,140,000
U.S. Treasury Strips, due 8/15/2020-8/15/2022, value
$408,000,125)	4.68	400,000,000	400,000,000
UBS Securities LLC
dated 4/28/2006, due 5/1/2006 in the amount of
$200,077,833 (fully collateralized by $208,483,000
U.S. Treasury Bills, 4.67%, due 10/5/2006, value
$204,000,616)	4.67	200,000,000	200,000,000
Total Repurchase Agreements
(cost $2,968,000,000)			2,968,000,000

Total Investments (cost $4,225,226,083)		105.0%	4,225,226,083
Liabilities, Less Cash and Receivables		(5.0%)	(200,422,147)
Net Assets		100.0%	4,024,803,936

a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2006 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies--100.3%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
5/3/06	4.65	125,000,000	124,967,778
5/8/06	4.65	20,000,000	19,981,956
6/1/06	4.79	50,000,000 a	50,000,000
10/6/06	4.79	50,000,000 a	49,993,582
8/15/07	4.75	50,000,000 a	49,987,492
11/9/07	4.75	50,000,000 a	49,985,148
Federal Home Loan Bank System:
5/1/06	4.71	256,200,000	256,200,000
5/3/06	4.67	530,626,000	530,488,722
5/24/06	4.72	178,566,000	178,030,947
6/2/06	4.76	34,000,000	33,857,200
6/21/06	4.80	100,000,000	99,328,500
6/28/06	4.79	94,729,000	94,006,349
6/30/06	4.81	100,000,000	99,207,500

Total Investments (cost $1,636,035,174)		100.3%	1,636,035,174
Liabilities, Less Cash and Receivables		(.3%)	(5,133,471)
Net Assets		100.0%	1,630,901,703

a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 22, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 22, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)